Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Additions	7,000,000
Amortization for the year	(2,734,258)		$ (7,477)
Balance at ending	15,933,010
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Balance at ending	6,016,762
Trademark use rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Balance at ending	9,916,248
Cost [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Additions	18,855,281
Translation adjustment	(226,811)
Balance at ending	18,628,470
Cost [Member] | Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Additions	7,001,021
Translation adjustment	(58,603)
Balance at ending	6,942,418
Cost [Member] | Trademark use rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Additions	11,854,260
Translation adjustment	(168,208)
Balance at ending	11,686,052
Accumulated Amortization and Impairment [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Amortization for the year	(2,734,258)
Translation adjustment	38,798
Balance at ending	(2,695,460)
Accumulated Amortization and Impairment [Member] | Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Amortization for the year	(938,979)
Translation adjustment	13,323
Balance at ending	(925,656)
Accumulated Amortization and Impairment [Member] | Trademark use rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Balance at beginning
Amortization for the year	(1,795,279)
Translation adjustment	25,475
Balance at ending	$ (1,769,804)